Non-Current Financial Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-Current Financial Assets
Cost at opening balance	kr 11,210	kr 3,915
Additional acquisition	1,560	7,064
Reclassification from current receivables	12,214
Disposal for the year	(602)
Exchange differences	(181)	231
Net book value	24,201	11,210
Payment of bank guarantee deposits	7,637	6,851
Other non-current receivables	kr 16,564	kr 4,359